Fair value measurements - assets and liabilities measured at fair value on recurring basis (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	€ 96,299	€ 104,343
Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	13,287	18,366
Liabilities	139	697
Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Liabilities	139	697
Recurring fair value measurement | Debt securities and equity instruments measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	27	189
Recurring fair value measurement | Debt securities and equity instruments measured at fair value through profit or loss
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	277	312
Recurring fair value measurement | Collateral deposits
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	61	68
Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	284	479
Recurring fair value measurement | Cash and cash equivalents
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	12,638	17,318
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	11,139	16,329
Liabilities	0	0
Recurring fair value measurement | Level 1 | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 1 | Debt securities and equity instruments measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	3	159
Recurring fair value measurement | Level 1 | Debt securities and equity instruments measured at fair value through profit or loss
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	275	312
Recurring fair value measurement | Level 1 | Collateral deposits
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	61	68
Recurring fair value measurement | Level 1 | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Cash and cash equivalents
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	10,800	15,790
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	2,116	2,004
Liabilities	138	695
Recurring fair value measurement | Level 2 | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Liabilities	138	695
Recurring fair value measurement | Level 2 | Debt securities and equity instruments measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	24	18
Recurring fair value measurement | Level 2 | Debt securities and equity instruments measured at fair value through profit or loss
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Collateral deposits
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	254	458
Recurring fair value measurement | Level 2 | Cash and cash equivalents
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	1,838	1,528
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	32	33
Liabilities	1	2
Recurring fair value measurement | Level 3 | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Liabilities	1	2
Recurring fair value measurement | Level 3 | Debt securities and equity instruments measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	12
Recurring fair value measurement | Level 3 | Debt securities and equity instruments measured at fair value through profit or loss
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	2	0
Recurring fair value measurement | Level 3 | Collateral deposits
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	30	21
Recurring fair value measurement | Level 3 | Cash and cash equivalents
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	€ 0	€ 0